Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000024716
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 18,957	$ 14,973	$ 14,980	$ 14,979	$ 12,467	$ 11,867	$ 11,154	$ 11,216	$ 9,580	$ 9,211	$ 9,452
C000024718
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 18,870	14,904	14,910	15,027	12,604	12,087	11,451	11,601	9,982	9,674	10,000
C000024719
Account Value [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Account Value	$ 19,357	15,327	15,374	15,417	12,863	12,273	11,571	11,659	9,984	9,627	9,898
C000114966
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 20,556	16,195	16,164	16,126	13,387	12,710	11,923	11,959	10,189	9,771	10,000
C000123387
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 19,705	15,595	15,633	15,660	13,055	12,453	11,724	11,810	10,104	9,734	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258	10,000
FEDERATED INDEX: Morningstar Large Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Account Value	$ 24,026	18,799	18,485	17,722	14,424	14,185	12,863	12,563	10,762	9,833	10,000
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 24,386	18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889	10,000
FEDERATED INDEX: Morningstar Large Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Account Value	$ 24,026	18,799	18,485	17,722	14,424	14,185	12,863	12,563	10,762	9,833	10,000
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 24,386	18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889	10,000
FEDERATED INDEX: Morningstar Large Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Account Value	$ 24,026	18,799	18,485	17,722	14,424	14,185	12,863	12,563	10,762	9,833	10,000
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 24,386	18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889	10,000
FEDERATED INDEX: Morningstar Large Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Account Value	$ 24,026	18,799	18,485	17,722	14,424	14,185	12,863	12,563	10,762	9,833	10,000
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 24,386	18,822	18,570	18,131	14,831	14,580	13,096	12,720	11,077	9,889	10,000
FEDERATED INDEX: Morningstar Large Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Account Value	$ 24,026	18,799	18,485	17,722	14,424	14,185	12,863	12,563	10,762	9,833	10,000
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 24,386	$ 18,822	$ 18,570	$ 18,131	$ 14,831	$ 14,580	$ 13,096	$ 12,720	$ 11,077	$ 9,889	$ 10,000